FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04450
                                    ---------

                         Franklin Templeton Global Trust
                         -------------------------------
               (Exact name of registrant as specified in charter)

           One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  01/31/06
                           --------



Item 1. Schedule of Investments.



FRANKLIN TEMPLETON GLOBAL TRUST

QUARTERLY STATEMENT OF INVESTMENTS
JANUARY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Templeton Hard Currency Fund ......................................   3

Notes to Statement of Investments ..........................................   4

                                    [LOGO]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                          Quarterly Statement of Investments | 1

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FRANKLIN TEMPLETON GLOBAL TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON HARD CURRENCY FUND                                         PRINCIPAL AMOUNT b        VALUE
-------------------------------------------------------------------------------------------------------------------
  FOREIGN GOVERNMENT AND AGENCY SECURITIES 53.6%
a Canada Treasury Bills, 2/23/06 - 11/30/06 ................................       28,885,000 CAD      $ 25,002,549
a Denmark Treasury Bills, 2/01/06 - 5/01/06 ................................       57,945,000 DKK         9,406,551
a Finland Treasury Bill, 2/14/06 ...........................................        3,000,000 EUR         3,644,272
a French Treasury Bills, 3/16/06 - 4/27/06 .................................        2,600,000 EUR         3,148,273
a German Treasury Bill, 5/17/06 ............................................        4,000,000 EUR         4,823,435
  Government of New Zealand, Strip, 6/21/06 ................................       10,080,000 NZD         6,756,787
  Government of Sweden, Strips, 3/15/06 - 9/20/06 ..........................      134,760,000 SEK        17,581,449
a Netherlands Treasury Bill, 3/31/06 .......................................        4,000,000 EUR         4,841,721
a Norwegian Treasury Bills, 6/21/06 - 12/20/06 .............................       70,925,000 NOK        10,552,127
a Singapore Treasury Bills, 5/02/06 - 11/30/06 .............................       31,250,000 SGD        18,766,810
  Spain Letras Del Tesoro, Strip, 2/17/06 ..................................        4,000,000 EUR         4,857,136
                                                                                                       ------------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $108,146,544) .......                            109,381,110
                                                                                                       ------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 44.6%
a Federal Home Loan Bank, 2/01/06 ..........................................       16,020,000            16,020,000
a U.S. Treasury Bills, 2/02/06 - 3/09/06 ...................................       75,000,000            74,831,600
                                                                                                       ------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $90,845,432) ...........                             90,851,600
                                                                                                       ------------
  TOTAL INVESTMENTS (COST $198,991,976) 98.2% ..............................                            200,232,710
  NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 1.6% ...................                              3,354,512
  OTHER ASSETS, LESS LIABILITIES 0.2% ......................................                                401,098
                                                                                                       ------------
  NET ASSETS 100.0% ........................................................                           $203,988,320
                                                                                                       ============

CURRENCY ABBREVIATIONS

CAD  -   Canadian Dollar
DKK  -   Danish Krone
EUR  -   Euro
NOK -    Norwegian Krone
NZD  -   New Zealand Dollar
SEK  -   Swedish Krona
SGD  -   Singapore Dollar

a The security is traded on a discount basis with no stated coupon rate.

b The pricipal amount is stated in U.S. Dollars unless otherwise indicated.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 3

FRANKLIN TEMPLETON GLOBAL TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Templeton Global Trust is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of one fund, the Franklin Templeton Hard Currency Fund (the Fund).

1. INCOME TAXES

At January 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..................................    $198,991,978
                                                          ============
Unrealized appreciation ..............................    $  2,153,888
Unrealized depreciation ..............................        (913,156)
                                                          ------------
Net unrealized appreciation (depreciation) ...........    $  1,240,732
                                                          ============


4 | Quarterly Statement of Investments

FRANKLIN TEMPLETON GLOBAL TRUST

2. FORWARD EXCHANGE CONTRACTS

At January 31, 2006, the Fund had the following forward exchange contracts outstanding:

-----------------------------------------------------------------------------------------------------------------
                                                                         CONTRACT      SETTLEMENT     UNREALIZED
CONTRACTS TO BUY                                                         AMOUNT a         DATE        GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------
 31,500,000,000  Indonesian Rupiah ...........................           3,231,010       2/23/06      $  113,407
  1,000,000,000  Korean Won ..................................           1,004,520       2/23/06          37,745
        840,000  Polish Zloty ................................             250,373       2/24/06          16,494
    140,000,000  Thailand Baht ...............................           3,508,772       2/24/06          87,371
    235,000,000  Thailand Baht ...............................           5,726,121       3/22/06         310,045
      1,300,000  Canadian Dollar .............................           1,115,210       3/27/06          28,165
      2,700,000  Singapore Dollar ............................           1,618,026       3/27/06          49,233
    475,000,000  Korean Won ..................................             461,613       4/03/06          33,776
        320,000  Canadian Dollar .............................             258,858       4/05/06          22,657
  1,400,000,000  Korean Won ..................................           1,378,631       4/26/06          81,960
  6,000,000,000  Indonesian Rupiah ...........................             588,235       4/27/06          38,440
  3,450,000,000  Korean Won ..................................           3,379,040       4/27/06         220,328
      6,800,000  Canadian Dollar .............................           5,710,926       5/12/06         276,999
      4,000,000  Polish Zloty ................................           1,173,606       5/16/06          98,713
     20,000,000  Thailand Baht ...............................             484,144       5/16/06          29,537
      8,350,000  Singapore Dollar ............................           4,970,238       5/25/06         198,622
 41,420,000,000  Indonesian Rupiah ...........................           3,689,978       5/31/06         602,250
    465,840,000  Korean Won ..................................             453,152       5/31/06          33,101
  8,380,000,000  Korean Won ..................................           8,145,808       6/20/06         603,988
     14,200,000  Australian Dollar ...........................          10,488,546       6/21/06         273,803
    252,650,000  Korean Won ..................................             248,671       6/23/06          15,140
      6,800,000  Singapore Dollar ............................           4,071,369       7/17/06         147,846
      1,400,000  Canadian Dollar .............................           1,207,521       7/19/06          27,434
      1,991,865  Polish Zloty ................................             606,056       7/28/06          28,432
 11,000,000,000  Indonesian Rupiah ...........................           1,047,619       8/16/06          72,851
  2,500,000,000  Indonesian Rupiah ...........................             211,864       9/01/06          41,880
      6,250,000  Singapore Dollar ............................           3,858,025      10/11/06          35,094
                                                                                                      ----------
                                                                                                       3,525,311
                                                                                                      ----------
Net unrealized gain on offsetting forward exchange contracts ...................................          21,746
                                                                                                      ----------
                    Unrealized gain on forward exchange contracts ..............................      $3,547,057
                                                                                                      ----------


                                          Quarterly Statement of Investments | 5

FRANKLIN TEMPLETON GLOBAL TRUST

2. FORWARD EXCHANGE CONTRACTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------
                                                                         CONTRACT      SETTLEMENT     UNREALIZED
CONTRACTS TO BUY                                                         AMOUNT a         DATE        GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------
      3,250,000  Norwegian Krone .............................             498,504       4/05/06      $   (7,947)
      6,200,000  Swiss Francs ................................           5,027,367       6/19/06        (110,550)
      7,250,000  Norwegian Krone .............................           1,128,212       6/29/06         (28,263)
      7,000,000  Polish Zloty ................................           2,245,821      10/17/06         (12,019)
      5,300,000  Canadian Dollar .............................           4,686,533      10/26/06            (499)
        850,000  Singapore Dollar ............................             531,350      10/31/06          (1,401)
                                                                                                      ----------
                                                                                                      $ (160,679)
                                                                                                      ----------

                                                                           CONTRACT    SETTLEMENT     UNREALIZED
   CONTRACTS TO SELL                                                       AMOUNT a       DATE        GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------
      8,000,000  Thailand Baht ...............................             197,873       2/24/06      $   (7,621)
    200,000,000  Norwegian Krone .............................             200,803       4/27/06          (7,856)
  1,900,000,000  Indonesian Rupiah ...........................             191,532       5/31/06          (5,359)
        700,000  Swiss Francs ................................             554,719       6/19/06            (405)
        780,000  Australian Dollar ...........................             580,546       6/21/06         (10,625)
                                                                                                      ----------
 ...............................................................................................         (31,866)
                                                                                                      ----------
Unrealized loss on forward exchange contracts ..................................................        (192,545)
                                                                                                      ----------
                     Net unrealized gain (loss) on forward exchange contracts ..................      $3,354,512
                                                                                                      ==========

a In U.S. Dollar unless otherwise indicated.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments



Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By    /S/ JIMMY D. GAMBILL

      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /S/ JIMMY D. GAMBILL

      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 22, 2006


By    /S/ GALEN G. VETTER

      Galen G. Vetter
      Chief Financial Officer
Date    March 22, 2006






                                   Exhibit A



I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON GLOBAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2006


/S/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration








I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON GLOBAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2006


/S/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer